Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
February 28, 2026
SO-NPRT1-0426
1.797930.122
Common Stocks - 98.2%
	Shares	Value ($)
CANADA - 4.7%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear Inc	279,800	19,070,420
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cenovus Energy Inc	630,600	14,049,290
Imperial Oil Ltd	224,200	26,224,193
TOTAL ENERGY		40,273,483
Industrials - 0.6%
Ground Transportation - 0.6%
TFI International Inc	99,400	11,875,824
Materials - 1.0%
Chemicals - 1.0%
Methanex Corp (United States)	373,900	18,893,167
TOTAL CANADA		90,112,894
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
Prudential PLC	648,100	9,926,619
PORTUGAL - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Galp Energia SGPS SA	824,700	17,754,762
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	137,200	18,571,392
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (c)(d)	220,600	8,384,068
UNITED STATES - 90.2%
Communication Services - 1.5%
Interactive Media & Services - 0.4%
ZoomInfo Technologies Inc (a)	1,167,600	7,250,796
Media - 1.1%
Nexstar Media Group Inc	85,600	21,487,312
TOTAL COMMUNICATION SERVICES		28,738,108
Consumer Discretionary - 8.1%
Automobile Components - 1.0%
Patrick Industries Inc (b)	150,911	18,681,273
Diversified Consumer Services - 0.5%
Driven Brands Holdings Inc (a)(b)	950,800	10,458,799
Hotels, Restaurants & Leisure - 0.6%
Hilton Grand Vacations Inc (a)	268,700	12,080,752
Household Durables - 1.5%
Mohawk Industries Inc (a)	107,300	13,441,471
Somnigroup International Inc	166,600	14,912,366
		28,353,837
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares	165,500	12,134,200
Specialty Retail - 3.9%
Bath & Body Works Inc	963,400	21,926,984
Lithia Motors Inc Class A	60,700	16,970,506
Murphy USA Inc	20,800	8,127,392
Signet Jewelers Ltd (b)	113,000	10,869,470
Upbound Group Inc	711,800	15,268,110
		73,162,462
TOTAL CONSUMER DISCRETIONARY		154,871,323
Consumer Staples - 4.0%
Beverages - 2.1%
Keurig Dr Pepper Inc	507,300	15,361,044
Primo Brands Corp Class A	1,100,400	24,957,072
		40,318,116
Food Products - 1.9%
Bunge Global SA	149,900	18,085,435
Darling Ingredients Inc (a)	352,022	18,713,490
		36,798,925
TOTAL CONSUMER STAPLES		77,117,041
Energy - 4.9%
Energy Equipment & Services - 3.0%
Expro Group Holdings NV (a)(b)	1,305,800	23,321,588
Noble Corp PLC	258,900	11,761,827
Weatherford International PLC	204,100	21,524,386
		56,607,801
Oil, Gas & Consumable Fuels - 1.9%
Core Natural Resources Inc	55,616	4,564,961
Sunoco LP	160,600	10,244,674
Targa Resources Corp	93,800	22,118,040
		36,927,675
TOTAL ENERGY		93,535,476
Financials - 14.0%
Banks - 1.8%
East West Bancorp Inc	157,373	17,224,475
First Citizens BancShares Inc/NC Class A (b)	9,300	17,652,795
		34,877,270
Capital Markets - 2.8%
Ameriprise Financial Inc	42,600	20,027,112
Blue Owl Capital Inc Class A (b)	1,124,900	11,867,695
Raymond James Financial Inc	149,100	22,824,228
		54,719,035
Consumer Finance - 1.3%
OneMain Holdings Inc	273,500	15,047,970
SLM Corp	534,584	10,018,104
		25,066,074
Financial Services - 3.7%
Apollo Global Management Inc	112,200	11,736,120
Corpay Inc (a)	39,600	12,873,960
Global Payments Inc	208,500	15,941,910
Remitly Global Inc (a)	866,900	14,477,230
WEX Inc (a)	107,700	16,067,763
		71,096,983
Insurance - 4.4%
Arthur J Gallagher & Co	53,900	12,299,980
Assurant Inc	74,600	17,127,414
First American Financial Corp	217,048	15,217,235
Reinsurance Group of America Inc	99,933	21,558,546
Travelers Companies Inc/The	58,800	18,148,032
		84,351,207
TOTAL FINANCIALS		270,110,569
Health Care - 8.0%
Health Care Equipment & Supplies - 2.1%
Lantheus Holdings Inc (a)	218,700	16,382,817
QuidelOrtho Corp (a)	588,000	13,371,120
Solventum Corp (a)	154,700	11,478,740
		41,232,677
Health Care Providers & Services - 4.5%
Acadia Healthcare Co Inc (a)(b)	775,200	18,170,688
AdaptHealth Corp (a)	1,275,600	11,671,740
Cigna Group/The	52,300	15,157,586
CVS Health Corp	252,700	20,190,730
Molina Healthcare Inc (a)	135,000	20,796,750
		85,987,494
Life Sciences Tools & Services - 1.4%
ICON PLC (a)	130,500	14,112,270
IQVIA Holdings Inc (a)	70,700	12,641,867
		26,754,137
TOTAL HEALTH CARE		153,974,308
Industrials - 21.1%
Aerospace & Defense - 0.5%
Textron Inc	102,100	10,072,165
Air Freight & Logistics - 2.9%
FedEx Corp	47,100	18,227,700
GXO Logistics Inc (a)	315,300	19,810,299
United Parcel Service Inc Class B	145,200	16,837,392
		54,875,391
Building Products - 1.1%
Owens Corning	89,600	10,937,472
UFP Industries Inc	91,300	9,395,683
		20,333,155
Commercial Services & Supplies - 1.9%
Brink's Co/The	140,400	16,394,508
HNI Corp	233,700	10,507,152
Vestis Corp (a)	1,166,900	9,183,503
		36,085,163
Construction & Engineering - 2.1%
AECOM	132,300	12,962,754
Centuri Holdings Inc (a)	575,100	17,828,100
WillScot Holdings Corp	450,100	9,726,661
		40,517,515
Electrical Equipment - 0.9%
Regal Rexnord Corp	81,600	18,031,968
Ground Transportation - 3.0%
ArcBest Corp (b)	105,000	10,779,300
Ryder System Inc	83,000	18,389,480
Saia Inc (a)	39,200	15,891,288
U-Haul Holding Co Class N	268,400	12,657,744
		57,717,812
Machinery - 4.0%
Allison Transmission Holdings Inc	174,500	21,864,850
Gates Industrial Corp PLC (a)	654,900	18,055,593
Oshkosh Corp	106,700	18,141,134
Terex Corp	282,900	19,460,691
		77,522,268
Professional Services - 3.9%
Amentum Holdings Inc (a)	493,100	14,728,897
First Advantage Corp (a)(b)	955,100	10,993,201
KBR Inc	343,000	14,484,890
SS&C Technologies Holdings Inc	288,600	21,728,694
TransUnion	155,400	12,206,670
		74,142,352
Trading Companies & Distributors - 0.8%
Herc Holdings Inc	115,100	16,089,829
TOTAL INDUSTRIALS		405,387,618
Information Technology - 10.0%
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics Inc (a)	141,800	21,576,288
Avnet Inc	296,800	19,541,312
		41,117,600
IT Services - 0.5%
GoDaddy Inc Class A (a)	109,000	9,500,440
Semiconductors & Semiconductor Equipment - 1.9%
First Solar Inc (a)	59,500	11,733,400
ON Semiconductor Corp (a)	364,100	24,205,368
		35,938,768
Software - 0.5%
Gen Digital Inc	400,000	9,028,000
Technology Hardware, Storage & Peripherals - 5.0%
Sandisk Corp/DE (a)	55,633	35,346,983
Western Digital Corp	217,100	60,722,870
		96,069,853
TOTAL INFORMATION TECHNOLOGY		191,654,661
Materials - 4.9%
Chemicals - 2.4%
Corteva Inc	248,000	19,869,760
Mosaic Co/The	409,300	11,394,912
Scotts Miracle-Gro Co/The	202,500	14,199,300
		45,463,972
Containers & Packaging - 1.0%
Silgan Holdings Inc	214,200	10,292,310
Smurfit Westrock PLC	203,100	9,547,731
		19,840,041
Metals & Mining - 1.5%
Constellium SE (a)	567,730	14,130,800
Reliance Inc	47,600	15,024,464
		29,155,264
TOTAL MATERIALS		94,459,277
Real Estate - 7.6%
Health Care REITs - 2.0%
Ventas Inc	226,500	19,515,240
Welltower Inc	90,900	18,827,208
		38,342,448
Industrial REITs - 1.6%
Prologis Inc	133,737	19,066,884
Rexford Industrial Realty Inc	309,800	11,608,206
		30,675,090
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	31,100	9,813,605
Residential REITs - 1.0%
Sun Communities Inc	134,100	18,299,286
Specialized REITs - 2.6%
Equinix Inc	24,300	23,674,518
Iron Mountain Inc	240,200	26,020,866
		49,695,384
TOTAL REAL ESTATE		146,825,813
Utilities - 6.1%
Electric Utilities - 3.3%
Constellation Energy Corp	47,000	15,504,360
Eversource Energy	233,700	17,810,277
NRG Energy Inc	56,200	10,057,552
PG&E Corp	1,076,100	20,445,900
		63,818,089
Independent Power and Renewable Electricity Producers - 1.6%
AES Corp/The	1,210,100	20,910,528
Vistra Corp	57,100	9,929,119
		30,839,647
Multi-Utilities - 1.2%
Sempra	230,000	22,142,100
TOTAL UTILITIES		116,799,836
TOTAL UNITED STATES		1,733,474,030
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (a)	327,400	9,802,438
TOTAL COMMON STOCKS (Cost $1,474,122,766)		1,888,026,203

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	15,944,872	15,948,061
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	46,087,732	46,092,341
TOTAL MONEY MARKET FUNDS (Cost $62,040,402)			62,040,402

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,536,163,168)	1,950,066,605
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(27,450,607)
NET ASSETS - 100.0%	1,922,615,998

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,384,068 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,384,068 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,005,626.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,912,831	106,439,890	98,405,084	93,595	424	-	15,948,061	15,944,872	0.0%
Fidelity Securities Lending Cash Central Fund	29,395,279	150,932,523	134,234,341	14,572	(1,120)	-	46,092,341	46,087,732	0.1%
Total	37,308,110	257,372,413	232,639,425	108,167	(696)	-	62,040,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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